Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 1,775	$ 902
Agreements with customers, net of accumulated amortization	132	126
Others	38	29
Total	$ 1,945	$ 1,057